Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                     Ameritas Variable Separate Account VL
                     Ameritas Variable Separate Account VA
                             ("Separate Accounts")

                                 Supplement to:
           Executive Select, Regent 2000, and Allocator 2000 Annuity
                         Prospectuses Dated May 1, 2007

                                Designer Annuity
                          Prospectus Dated May 1, 2010

                                 Allocator 2000
                       Prospectus Dated September 1, 2010

                          Supplement Dated May 1, 2012

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
                        The Alger Portfolios                                          Fred Alger Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Alger Large Cap Growth Portfolio, Class I-2                            Long-term capital appreciation.
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Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
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                 Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
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                 Calvert Variable Series, Inc.*                                   Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Mid Cap Growth Portfolio -  New Amsterdam               Long-term capital appreciation.
Partners LLC
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                   Dreyfus Stock Index Fund, Inc.                                       The Dreyfus Corporation
---------------------------------------------------------------------  ---------------------------------------------------------
Dreyfus Stock Index Fund, Inc.,  Initial Shares **                     Index:  S&P 500(R) Index. ***
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                     DWS Investments VIT Funds                                Deutsche Investment Management Americas Inc.
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DWS Equity 500 Index VIP Portfolio, Class A - Northern Trust           Index:  S&P 500(R) Index. ***
Investments, Inc. ("NTI")
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DWS Small Cap Index VIP Portfolio, Class A - NTI                       Index:  Russell 2000(R) Index.
---------------------------------------------------------------------  ---------------------------------------------------------
               Fidelity(R) Variable Insurance Products                           Fidelity Management & Research Company
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,2           Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,2           Index:  S&P 500(R) Index. ***
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 1,2             Income and growth.
---------------------------------------------------------------------  ---------------------------------------------------------
               Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
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        Franklin Templeton Variable Insurance Products Trust                      Templeton Investment Counsel, LLC
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Templeton Foreign Securities Fund, Class 2                             Long-term capital growth.
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             Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Growth Portfolio, Class I                         Growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Large Cap Value Portfolio, Class I                Capital growth.
(named Neuberger Berman AMT Partners Portfolio prior to May
1, 2012)
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Short Duration Bond Portfolio, Class I            Bond: highest available current income consistent with
                                                                       liquidity and low risk to principal; income; total return is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
                 Oppenheimer Variable Account Funds                                     OppenheimerFunds, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares           Capital appreciation.
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Oppenheimer Global Strategic Income Fund/VA, Non-Service               Current income.
Shares
---------------------------------------------------------------------  ---------------------------------------------------------
Oppenheimer High Income Fund/VA, Non-Service Shares                    Current income.
---------------------------------------------------------------------  ---------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                 Total return.
---------------------------------------------------------------------  ---------------------------------------------------------
Oppenheimer Small- & Mid-Cap Growth Fund/VA, Non-Service               Capital appreciation by investing in "growth-type"
Shares                                                                 companies.
---------------------------------------------------------------------  ---------------------------------------------------------
                          Van Eck VIP Trust                                         Van Eck Associates Corporation
---------------------------------------------------------------------  ---------------------------------------------------------
Van Eck VIP Global Hard Assets Fund, Initial Class                     Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------

* These funds are part of and their investment adviser is an indirect subsidiary of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**     The Dreyfus Stock Index Fund, Inc. is only available as an investment option in the Regent 2000, Allocator 2000 Annuity and Allocator 2000.
***     "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.